Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$349,327.02

Principal:
Principal Collections	$6,529,519.81
Prepayments in Full	$1,967,677.39
Liquidation Proceeds	$94,958.35
Recoveries	$52,764.59
Sub Total	$8,644,920.14
Collections	$8,994,247.16

Purchase Amounts:
Purchase Amounts Related to Principal	$228,209.49
Purchase Amounts Related to Interest	$1,180.21
Sub Total	$229,389.70

Clean-up Call	$78,327,143.06

Reserve Account Draw Amount	$8,198,671.46

Available Funds - Total	$95,749,451.38

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$95,749,451.38
Servicing Fee	$72,715.95	$72,715.95	$0.00	$0.00	$95,676,735.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$95,676,735.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$95,676,735.43
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$95,676,735.43
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$95,676,735.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,676,735.43
Interest - Class B Notes	$23,410.82	$23,410.82	$0.00	$0.00	$95,653,324.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,653,324.61
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$95,608,863.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,608,863.53
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$95,544,934.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$95,544,934.28
Regular Principal Payment	$85,260,461.48	$85,260,461.48	$0.00	$0.00	$10,284,472.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$10,284,472.80
Residual Released to Depositor	$0.00	$10,284,472.80	$0.00	$0.00	$0.00
Total		$95,749,451.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$85,260,461.48
Total					$85,260,461.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$22,120,461.48	$467.17	$23,410.82	$0.49	$22,143,872.30	$467.66
Class C Notes	$31,570,000.00	$1,000.00	$44,461.08	$1.41	$31,614,461.08	$1,001.41
Class D Notes	$31,570,000.00	$1,000.00	$63,929.25	$2.03	$31,633,929.25	$1,002.03
Total	$85,260,461.48	$52.96	$131,801.15	$0.08	$85,392,262.63	$53.04

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$22,120,461.48	0.4671692	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$85,260,461.48	0.0529555	$0.00	0.0000000

Pool Information
Weighted Average APR	4.815%	4.878%
Weighted Average Remaining Term	16.40	15.75
Number of Receivables Outstanding	14,733	14,043
Pool Balance	$87,259,145.77	$78,327,143.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$85,260,461.48	$76,602,944.04
Pool Factor	0.0532154	0.0477682

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$1,724,199.02
Targeted Overcollateralization Amount	$1,724,199.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,327,143.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,198,671.46
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(8,198,671.46)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$111,626.87
(Recoveries)		138	$52,764.59
Net Loss for Current Collection Period			$58,862.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8095%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3965%
Second Preceding Collection Period			0.8197%
Preceding Collection Period			0.8194%
Current Collection Period			0.8531%
Four Month Average (Current and Preceding Three Collection Periods)			0.7222%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,430	$14,199,220.98
(Cumulative Recoveries)			$2,868,815.49
Cumulative Net Loss for All Collection Periods			$11,330,405.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6910%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,208.28
Average Net Loss for Receivables that have experienced a Realized Loss			$1,762.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.57%	324	$2,794,574.96
61-90 Days Delinquent	0.56%	47	$434,941.18
91-120 Days Delinquent	0.09%	5	$68,847.67
Over 120 Days Delinquent	1.31%	85	$1,024,722.72
Total Delinquent Receivables	5.52%	461	$4,323,086.53

Repossession Inventory:
Repossessed in the Current Collection Period		12	$127,161.47
Total Repossessed Inventory		15	$194,813.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7730%
Preceding Collection Period			0.9774%
Current Collection Period			0.9756%
Three Month Average			0.9087%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer